Concentrations of Credit Risk (FY) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Credit extending terms to borrowers	The Bank, as a matter of policy, does not generally extend credit to any single borrower or group of related borrowers in excess of 25% of statutory capital, or approximately $42,325,000.
Commercial Real Estate [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	56.00%	61.00%
Loan Portfolio Secured by Real Estate [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	81.00%